Related Party Transactions (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Non-controlling stockholders	$ 3,230,433	$ 2,499,244
Related companies of non-controlling stockholders	657,136
Loans payable to related parties	$ 3,887,569	$ 2,499,244